S000036677 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	164 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
JPMorgan Emerging Markets Bond Index-Global (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.45%	1.74%	4.26%
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	12.78%	1.70%	4.28%
Performance Inception Date				Apr. 30, 2012
Columbia Variable Portfolio - Emerging Markets Bond Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.65%	1.47%	4.03%
Performance Inception Date				Apr. 30, 2012